TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —103.4% of Net Assets
CORPORATE BONDS—21.5%

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom)
3.85% (1)	12/15/25	$250,000	$245,908
Boeing Co.
5.81%	05/01/50	370,000	344,821
6.53% (1)	05/01/34	175,000	183,794
General Electric Co.
5.97% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	57,000	57,218
6.06% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	52,000	49,400

			881,141

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	44,000	42,392
5.65%	03/16/52	430,000	402,145
BAT International Finance PLC (United Kingdom)
1.67%	03/25/26	83,000	78,654
Imperial Brands Finance PLC (United Kingdom)
4.25% (1)	07/21/25	160,000	158,195
6.13% (1)	07/27/27	195,000	200,914

			882,300

Airlines — 0.0%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	19,021	17,523
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33	23,782	20,819
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34	57,823	54,041
U.S. Airways Pass-Through Trust Series 2012-1, Class A
5.90%	04/01/26	9,394	9,384

			101,767

Banks — 5.4%
Bank of America Corp.
1.32% (1 day USD SOFR + 1.150%)(2)	06/19/26	165,000	159,339
1.53% (1 day USD SOFR + 0.650%)(2)	12/06/25	1,100,000	1,084,666
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27	150,000	142,098
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31	385,000	322,873
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28	125,000	118,096
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	270,000	238,583
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33	1,090,000	945,531
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	685,000	654,456
4.38% (5 yr. CMT + 2.760%)(2),(3)	01/27/27	100,000	94,505
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	510,000	429,706
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30	145,000	131,820

Issues	Maturity Date	Principal Amount	Value
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	$435,000	$417,126
Discover Bank
2.45%	09/12/24	230,000	229,181
DNB Bank ASA (Norway)
0.86% (1 yr. CMT + 0.330%)(1),(2)	09/30/25	220,000	218,304
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(2)	12/09/26	2,910,000	2,750,619
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	5,000	4,654
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	325,000	304,138
3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%)(2)	04/23/29	575,000	553,512
5.85% (1 day USD SOFR + 0.486%)(2)	10/21/24	130,000	130,039
HSBC Holdings PLC (United Kingdom)
2.10% (1 day USD SOFR + 1.929%)(2)	06/04/26	1,060,000	1,030,861
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31	60,000	51,369
4.76% (1 day USD SOFR + 2.110%)(2)	06/09/28	255,000	253,470
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	375,000	353,220
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26	270,000	256,098
1.56% (1 day USD SOFR + 0.605%)(2)	12/10/25	710,000	700,188
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	700,000	660,695
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	120,000	108,587
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32	760,000	655,713
3.65% (5 yr. CMT + 2.850%)(2),(3)	06/01/26	115,000	109,289
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29	255,000	247,993
Lloyds Banking Group PLC (United Kingdom)
3.57% (3 mo. USD LIBOR + 1.205%)(2)	11/07/28	335,000	320,659
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26	145,000	136,854
1.16% (1 day USD SOFR + 0.560%)(2)	10/21/25	595,000	588,895
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	425,000	355,053
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	120,000	122,864
6.04% (1 day USD SOFR Index + 2.140%)(2)	10/28/33	150,000	158,126
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34	345,000	384,347

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount		Value
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		$325,000	$304,362
U.S. Bancorp
3.70% (5 yr. CMT + 2.541%)(2),(3)	01/15/27		105,000	95,093
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		390,000	378,713
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		170,000	174,634
5.84% (1 day USD SOFR + 2.260%)(2)	06/12/34		5,000	5,195
5.85% (1 day USD SOFR + 2.090%)(2)	10/21/33		195,000	202,441
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		560,000	522,844
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		385,000	340,925
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		390,000	346,234
5.39% (1 day USD SOFR + 2.020%)(2)	04/24/34		550,000	556,743
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		410,000	419,848

				18,770,559

Beverages — 0.2%
JDE Peet’s NV (Netherlands)
2.25% (1)	09/24/31		750,000	614,873

Biotechnology — 0.0%
Amgen, Inc.
3.15%	02/21/40		100,000	76,759

Chemicals — 0.4%
International Flavors & Fragrances, Inc.
1.83% (1)	10/15/27		405,000	367,679
2.30% (1)	11/01/30		605,000	517,209
3.27% (1)	11/15/40		55,000	40,169
3.47% (1)	12/01/50		45,000	30,405
4.38%	06/01/47		115,000	91,480
SK Invictus Intermediate II SARL
5.00% (1)	10/30/29		250,000	233,080

				1,280,022

Commercial Services — 0.6%
Adtalem Global Education, Inc.
5.50% (1)	03/01/28		992,000	965,206
Global Payments, Inc.
4.88%	03/17/31	EUR	200,000	228,375
Hertz Corp.
4.63% (1)	12/01/26		50,000	37,817
Upbound Group, Inc.
6.38% (1)	02/15/29		300,000	293,658
VT Topco, Inc.
8.50% (1)	08/15/30		560,000	592,771

				2,117,827

Computers — 0.1%
NCR Voyix Corp.
5.00% (1)	10/01/28		550,000	526,724

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		123,000	116,016

Issues	Maturity Date	Principal Amount		Value
3.88%	01/23/28		$5,000	$4,822
4.45%	10/01/25		110,000	109,028
Air Lease Corp.
2.88%	01/15/26		380,000	367,730
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27		583,000	533,853
Charles Schwab Corp.
5.00% (5 yr. CMT + 3.256%)(2),(3)	06/01/27		200,000	188,710
Discover Financial Services
3.95%	11/06/24		105,000	104,558
GGAM Finance Ltd. (Ireland)
8.00% (1)	02/15/27		115,000	119,028
8.00% (1)	06/15/28		520,000	551,413
Jane Street Group/JSG Finance, Inc.
4.50% (1)	11/15/29		575,000	545,025

				2,640,183

Electric — 1.2%
Alliant Energy Finance LLC
1.40% (1)	03/15/26		245,000	229,661
3.60% (1)	03/01/32		155,000	138,207
Amprion GmbH (Germany)
4.00% (4)	05/21/44	EUR	100,000	108,331
Arizona Public Service Co.
6.35%	12/15/32		$675,000	728,446
Duke Energy Carolinas LLC
4.00%	09/30/42		250,000	207,722
5.35%	01/15/53		195,000	192,354
Duke Energy Corp.
3.75%	04/01/31	EUR	400,000	432,476
3.85%	06/15/34	EUR	200,000	215,381
FirstEnergy Pennsylvania Electric Co.
4.15% (1)	04/15/25		$555,000	547,835
FirstEnergy Transmission LLC
2.87% (1)	09/15/28		418,000	388,138
MVM Energetika Zrt (Hungary)
6.50% (4)	03/13/31		400,000	409,468
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	39,372
TenneT Holding BV (Netherlands)
2.75% (4)	05/17/42	EUR	115,000	111,714
4.50% (4)	10/28/34	EUR	100,000	117,973
Tucson Electric Power Co.
5.50%	04/15/53		305,000	300,895

				4,167,973

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38% (1)	03/31/29		925,000	854,635

Electronics — 0.1%
Honeywell International, Inc.
3.75%	03/01/36	EUR	160,000	174,782
4.13%	11/02/34	EUR	150,000	170,362

				345,144

Entertainment — 0.8%
Banijay Entertainment SAS (France)
8.13% (1)	05/01/29		350,000	362,820
Everi Holdings, Inc.
5.00% (1)	07/15/29		350,000	346,840
Flutter Treasury DAC (Ireland)
5.00% (1)	04/29/29	EUR	100,000	110,928
Live Nation Entertainment, Inc.
5.63% (1)	03/15/26		355,000	352,160
WarnerMedia Holdings, Inc.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount		Value
4.28%	03/15/32		$1,190,000	$1,032,801
5.05%	03/15/42		480,000	378,874
5.14%	03/15/52		425,000	316,374

				2,900,797

Food — 0.6%
B&G Foods, Inc.
5.25%	04/01/25		122,000	121,046
ELO SACA (France)
6.00% (4)	03/22/29	EUR	600,000	612,882
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% (1)	06/01/26		$932,000	76,788
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.75%	12/01/31		385,000	343,466
6.50%	12/01/52		437,000	443,044
6.75% (1)	03/15/34		172,000	184,981
Pilgrim’s Pride Corp.
4.25%	04/15/31		180,000	167,425
Smithfield Foods, Inc.
5.20% (1)	04/01/29		5,000	4,942

				1,954,574

Gas — 0.4%
CenterPoint Energy Resources Corp.
5.40%	03/01/33		765,000	779,810
KeySpan Gas East Corp.
5.99% (1)	03/06/33		385,000	396,200
National Gas Transmission PLC (United Kingdom)
4.25% (4)	04/05/30	EUR	100,000	112,272

				1,288,282

Health Care-Services — 0.8%
Catalent Pharma Solutions, Inc.
3.13% (1)	02/15/29		$475,000	458,817
Centene Corp.
3.00%	10/15/30		323,000	283,568
Ephios Subco 3 SARL (Luxembourg)
7.88% (1)	01/31/31	EUR	150,000	175,087
HCA, Inc.
5.38%	09/01/26		$10,000	10,047
5.63%	09/01/28		275,000	281,471
Kedrion SpA (Italy)
6.50% (1)	09/01/29		615,000	570,966
ModivCare Escrow Issuer, Inc.
5.00% (1)	10/01/29		709,000	480,220
Prime Healthcare Services, Inc.
7.25% (1)	11/01/25		450,000	450,581

				2,710,757

Household Products/Wares — 0.2%
Central Garden & Pet Co.
4.13%	10/15/30		375,000	339,334
Spectrum Brands, Inc.
3.88% (1)	03/15/31		490,000	412,692

				752,026

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.
4.25% (1)	02/15/29		175,000	161,326
6.00% (1)	08/01/29		200,000	188,668
Athene Global Funding
1.99% (1)	08/19/28		370,000	327,831
2.72% (1)	01/07/29		95,000	86,259
3.21% (1)	03/08/27		130,000	123,283
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53		150,000	136,512

Issues	Maturity Date	Principal Amount		Value
Farmers Exchange Capital III
5.45% (3 mo. USD LIBOR + 3.454%)(1),(2)	10/15/54		$85,000	$72,193
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		135,000	102,045
Metropolitan Life Global Funding I
2.95% (1)	04/09/30		15,000	13,648
Nationwide Mutual Insurance Co.
7.89% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24		375,000	378,232
Teachers Insurance & Annuity Association of America
4.38% (3 mo. USD LIBOR + 2.661%)(1),(2)	09/15/54		65,000	64,862

				1,654,859

Internet — 0.2%
Gen Digital, Inc.
6.75% (1)	09/30/27		328,000	333,845
Netflix, Inc.
5.88%	02/15/25		310,000	311,466

				645,311

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29		184,000	160,246
9.00% (1)	06/15/30		256,000	259,822
9.75% (1)	01/15/29		285,000	300,236

				720,304

Machinery-Diversified — 0.2%
OT Merger Corp.
7.88% (1)	10/15/29		1,350,000	598,469

Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% (1)	08/15/30		350,000	306,596
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31		140,000	117,484
3.70%	04/01/51		530,000	334,181
4.80%	03/01/50		250,000	188,857
5.25%	04/01/53		310,000	250,632
5.38%	05/01/47		141,000	116,644
6.65%	02/01/34		246,000	253,951
CSC Holdings LLC
4.63% (1)	12/01/30		300,000	119,910
5.38% (1)	02/01/28		130,000	103,329
6.50% (1)	02/01/29		77,000	59,385
11.25% (1)	05/15/28		315,000	285,412
11.75% (1)	01/31/29		85,000	76,915
DirecTV Financing LLC/DirecTV Financing Co.-Obligor, Inc.
5.88% (1)	08/15/27		169,000	162,897
Scripps Escrow, Inc.
5.88% (1)	07/15/27		400,000	278,432
Sirius XM Radio, Inc.
3.88% (1)	09/01/31		430,000	359,454
Tele Columbus AG (Germany)
10.00% (5),(1),(6)	01/01/29	EUR	517,094	434,369
Time Warner Cable LLC
5.50%	09/01/41		$510,000	436,897
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32		1,400,000	1,226,890

				5,112,235

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
6.38% (1)	06/15/30	$335,000	$337,583

Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile)
5.13% (4)	02/02/33	200,000	193,304
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45% (4)	05/15/30	200,000	199,776

			393,080

Oil & Gas — 0.1%
KazMunayGas National Co. JSC
3.50% (1)	04/14/33	200,000	165,712
Petroleos Mexicanos
6.35%	02/12/48	5,000	3,275
Sunoco LP
7.25% (1)	05/01/32	175,000	182,079

			351,066

Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
7.13% (1)	03/15/29	375,000	382,031

Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26	382,000	323,959
5.25% (1)	08/15/27	510,000	296,361
5.25% (1)	08/15/27	305,000	175,018
Berry Global, Inc.
1.65%	01/15/27	40,000	36,959
5.50%	04/15/28	255,000	258,195
5.65% (1)	01/15/34	150,000	150,528
Clearwater Paper Corp.
4.75% (1)	08/15/28	600,000	567,738

			1,808,758

Pharmaceuticals — 1.0%
1375209 BC Ltd. (Canada)
9.00% (1)	01/30/28	1,000,000	955,900
Bayer U.S. Finance II LLC (Germany)
4.25% (1)	12/15/25	255,000	251,155
4.38% (1)	12/15/28	210,000	202,975
4.88% (1)	06/25/48	80,000	65,786
4.40% (1)	07/15/44	245,000	191,223
6.50% (1)	11/21/33	500,000	524,905
6.88% (1)	11/21/53	345,000	364,620
Becton Dickinson & Co.
3.73%	12/15/24	3,000	2,980
Grifols SA (Spain)
4.75% (1)	10/15/28	835,000	762,514

			3,322,058

Pipelines — 1.1%
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(2),(3)	02/15/28	733,000	720,172
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	430,000	428,693
8.25% (1)	01/15/32	250,000	256,965

Issues	Maturity Date	Principal Amount		Value
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% (1)	02/15/32		$275,000	$281,251
NGPL PipeCo LLC
4.88% (1)	08/15/27		40,000	39,671
Pipeline Funding Co. LLC
7.50% (1)	01/15/30		142,118	152,553
Southern Natural Gas Co. LLC
4.80% (1)	03/15/47		65,000	55,273
TMS Issuer SARL
5.78% (4)	08/23/32		200,000	204,316
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26		725,000	717,830
Venture Global Calcasieu Pass LLC
4.13% (1)	08/15/31		580,000	528,009
Venture Global LNG, Inc.
7.00% (1)	01/15/30		150,000	151,791
9.50% (1)	02/01/29		229,000	254,788

				3,791,312

Real Estate — 0.4%
Add Hero Holdings Ltd. (Hong Kong)
8.50% (7),(8)	09/30/29		32,259	1,686
9.00% (9),(8)	09/30/30		24,874	599
9.80% (10),(8)	09/30/31		32,460	780
Annington Funding PLC (United Kingdom)
2.31% (4)	10/06/32	GBP	100,000	101,489
3.18% (4)	07/12/29	GBP	100,000	115,784
3.69% (4)	07/12/34	GBP	100,000	109,062
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00% (4)	05/04/28	EUR	195,000	189,452
1.63% (4)	04/20/30	EUR	170,000	161,763
1.75% (4)	03/12/29	EUR	200,000	195,539
China Aoyuan Group Ltd.
0.00% (3),(8)	12/31/99		$49,185	516
5.50% (5),(8)	09/30/31		18,534	207
Greystar Real Estate Partners LLC
7.75% (1)	09/01/30		350,000	371,914
Sunac China Holdings Ltd.
6.00% (1),(11),(8)	09/30/26		19,019	2,509
6.25% (1),(12),(8)	09/30/27		19,042	2,179
6.50% (1),(13),(8)	09/30/27		38,131	4,012
6.75% (1),(14),(8)	09/30/28		57,267	5,732
7.00% (1),(16),(8)	09/30/29		57,336	5,153
7.25% (1),(15),(8)	09/30/30		26,970	2,284
Vonovia SE (Germany)
0.75% (4)	09/01/32	EUR	100,000	85,728
1.00% (4)	06/16/33	EUR	100,000	85,122

				1,441,510

REIT — 1.5%
American Assets Trust LP
3.38%	02/01/31		$500,000	420,095
American Homes 4 Rent LP
3.38%	07/15/51		675,000	454,106
American Tower Corp.
2.10%	06/15/30		550,000	473,291
2.70%	04/15/31		80,000	69,515
Boston Properties LP
2.75%	10/01/26		10,000	9,431
Digital Dutch Finco BV
1.00% (4)	01/15/32	EUR	150,000	132,469
1.25% (4)	02/01/31	EUR	220,000	203,474
Digital Intrepid Holding BV
0.63% (4)	07/15/31	EUR	100,000	87,424
Extra Space Storage LP
2.35%	03/15/32		$360,000	294,674

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount		Value
2.40%	10/15/31		$71,000	$59,725
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32		172,000	147,942
4.00%	01/15/30		337,000	315,365
4.00%	01/15/31		73,000	66,894
5.38%	04/15/26		40,000	39,982
5.75%	06/01/28		10,000	10,141
Healthcare Realty Holdings LP
2.05%	03/15/31		37,000	29,537
2.40%	03/15/30		325,000	275,619
3.10%	02/15/30		45,000	40,285
3.63%	01/15/28		150,000	141,056
Healthpeak OP LLC
3.40%	02/01/25		2,000	1,977
Hudson Pacific Properties LP
3.25%	01/15/30		525,000	401,315
3.95%	11/01/27		123,000	108,859
4.65%	04/01/29		25,000	21,094
5.95%	02/15/28		10,000	9,038
Invitation Homes Operating Partnership LP
2.00%	08/15/31		305,000	248,032
2.70%	01/15/34		190,000	153,965
5.50%	08/15/33		60,000	60,638
Kilroy Realty LP
2.50%	11/15/32		50,000	38,605
LXP Industrial Trust
2.70%	09/15/30		160,000	138,610
Prologis Euro Finance LLC
4.25%	01/31/43	EUR	100,000	110,089
Realty Income Corp.
5.13%	07/06/34	EUR	285,000	339,153
VICI Properties LP
4.95%	02/15/30		$49,000	48,259
5.13%	05/15/32		86,000	84,155
5.63%	05/15/52		50,000	46,224
VICI Properties LP/VICI Note Co., Inc.
3.88% (1)	02/15/29		30,000	28,271
4.50% (1)	01/15/28		13,000	12,696
4.63% (1)	06/15/25		10,000	9,911
5.75% (1)	02/01/27		65,000	65,618
WP Carey, Inc.
4.25%	07/23/32	EUR	100,000	110,296

				5,307,830

Retail — 0.7%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13% (1)	04/15/29		$743,000	689,140
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% (1)	04/01/29		769,000	717,785
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75% (1)	01/15/30		53,000	47,031
FirstCash, Inc.
6.88% (1)	03/01/32		195,000	197,299
Lithia Motors, Inc.
3.88% (1)	06/01/29		200,000	182,202
Michaels Cos., Inc.
7.88% (1)	05/01/29		745,000	429,224
Raising Cane’s Restaurants LLC
9.38% (1)	05/01/29		320,000	345,914

				2,608,595

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom)
2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28		200,000	189,912

Issues	Maturity Date	Principal Amount		Value

Software — 0.3%
Open Text Corp. (Canada)
6.90% (1)	12/01/27		$760,000	$789,001
RingCentral, Inc.
8.50% (1)	08/15/30		161,000	169,187

				958,188

Telecommunications — 0.5%
Altice France SA
5.50% (1)	10/15/29		285,000	200,817
Frontier Communications Holdings LLC
5.88% (1)	10/15/27		155,000	153,644
8.63% (1)	03/15/31		546,000	572,568
Global Switch Finance BV (United Kingdom)
1.38% (4)	10/07/30	EUR	285,000	279,916
Intelsat Jackson Holdings SA (Luxembourg)
6.50% (1)	03/15/30		115,000	109,854
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (1)	09/20/29		371,250	371,358
Zayo Group Holdings, Inc.
4.00% (1)	03/01/27		185,000	157,677

				1,845,834

Total Corporate Bonds (Cost: $76,241,981)				74,335,278

MUNICIPAL BONDS—0.2%
City of Los Angeles Department of Airports, Revenue Bond
3.89%	05/15/38		100,000	92,370
City of New York, General Obligation Unlimited
3.62%	04/01/31		155,000	147,515
County of Miami-Dade Aviation Revenue, Revenue Bond
2.61%	10/01/32		100,000	85,801
New York City Transitional Finance Authority Future Tax Secured Revenue,
1.85%	08/01/32		75,000	61,262
New York State Urban Development Corp., Revenue Bond
2.00%	03/15/33		100,000	81,317
2.54%	03/15/34		40,000	33,538
2.54%	03/15/34		135,000	112,754
State of Ohio, Revenue Bond
2.89%	01/01/32		100,000	89,380

Total Municipal Bonds (Cost: $823,805)				703,937

FOREIGN GOVERNMENT BONDS—1.1%
Brazil Government International Bonds
6.13%	03/15/34		400,000	395,032
Colombia Government International Bonds
8.00%	04/20/33		400,000	421,784
Costa Rica Government International Bonds
6.55% (4)	04/03/34		200,000	207,256
Dominican Republic International Bonds
4.50% (4)	01/30/30		200,000	186,270
4.88% (4)	09/23/32		200,000	183,724
Finance Department Government of Sharjah
6.50% (1)	11/23/32		200,000	210,800
Guatemala Government Bonds
3.70% (4)	10/07/33		200,000	166,548
5.25% (4)	08/10/29		300,000	292,413
Mexico Government International Bonds
6.35%	02/09/35		300,000	309,252
Panama Government International Bonds
2.25%	09/29/32		200,000	148,628
3.16%	01/23/30		200,000	172,258
Paraguay Government International Bonds
4.95% (4)	04/28/31		400,000	391,164

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Republic of South Africa Government International Bonds
5.88%	04/20/32	$400,000	$379,840
Romania Government International Bonds
3.00% (4)	02/14/31	300,000	255,738
6.63% (1)	02/17/28	200,000	207,226

Total Foreign Government Bonds (Cost: $3,933,269)			3,927,933

ASSET-BACKED SECURITIES—15.5%
AGL CLO 13 Ltd. Series 2021-13A, Class B
7.19% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34	600,000	601,500
AIMCO CLO 11 Ltd. Series 2020-11A, Class AR
6.68% (3 mo. USD Term SOFR + 1.392%)(1),(2)	10/17/34	185,000	185,259
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB
0.00% (1),(16)	04/20/34	700,000	517,720
Allegro CLO XVI Ltd. Series 2024-1A, Class C
8.00% (3 mo. USD Term SOFR + 2.700%)(1),(2)	04/25/37	1,000,000	1,013,400
AMSR Trust Series 2020-SFR1, Class I
8.19% (1)	04/17/37	605,000	602,119
AMSR Trust Series 2020-SFR3, Class H
6.50% (1)	09/17/37	635,000	626,754
AMSR Trust Series 2021-SFR3, Class G
3.80% (1)	10/17/38	600,000	549,349
BCRED CLO LLC Series 2023-1A, Class A
7.58% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36	1,200,000	1,208,760
BMO SBA COOF Trust Series 2019-1, Class A (I/O)
1.58% (1),(16)	10/25/45	2,362,271	83,404
Carvana Auto Receivables Trust Series 2020-P1, Class R
0.00% (1),(17)	09/08/27	1,300	112,652
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00% (1),(17)	06/12/28	1,500	107,817
Carvana Auto Receivables Trust Series 2022-P2, Class R
0.00% (1),(17)	05/10/29	3,050	440,789
Carvana Auto Receivables Trust Series 2023-N3, Class R
0.00% (1),(17)	09/10/30	2,200	658,380
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)
0.00% (1),(18)	09/10/30	24,544,855	394,117
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00% (1),(17)	03/11/30	3,100	458,176
Carvana Auto Receivables Trust Series 2023-P2, Class R
0.00% (1),(17)	06/10/30	2,000	401,836
Carvana Auto Receivables Trust Series 2023-P3, Class R
0.00% (1),(17)	08/12/30	2,000	370,691
CIFC Funding Ltd. Series 2017-4A, Class A2R
7.10% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30	575,000	575,460
CIFC Funding Ltd. Series 2018-1A, Class SUB
0.00% (1),(16),(18)	04/18/31	575,000	180,837
CIFC Funding Ltd. Series 2019-6A, Class D2R
9.98% (3 mo. USD Term SOFR + 4.650%)(1),(2)	07/16/37	875,000	903,219
CIFC Funding Ltd. Series 2022-2A, Class INCB
0.00% (1),(16),(18)	04/19/35	475,000	355,009

Issues	Maturity Date	Principal Amount	Value
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O)
2.00% (1),(16)	10/15/52	$299,477	$2,768
CoreVest American Finance Trust Series 2021-1, Class XB (I/O)
1.48% (1),(16)	04/15/53	4,459,000	241,343
CyrusOne Data Centers Issuer I LLC Series 2024-1A, Class A2
4.76% (1)	03/22/49	1,700,000	1,635,775
Dryden 72 CLO Ltd. Series 2019-72A, Class BR
7.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	05/15/32	860,000	860,172
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR
6.46% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	37,144	37,196
FirstKey Homes Trust Series 2020-SFR1, Class F2
4.28% (1)	08/17/37	1,688,000	1,641,916
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99% (1)	12/17/38	944,000	873,724
FirstKey Homes Trust Series 2022-SFR1, Class D
5.20% (1)	05/19/39	1,600,000	1,569,697
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1
6.65% (3 mo. USD Term SOFR + 1.372%)(1),(2)	07/19/34	1,290,360	1,294,102
FRTKL Group, Inc. Series 2021-SFR1, Class F
3.17% (1)	09/17/38	1,779,000	1,619,406
Gilbert Park CLO Ltd. Series 2017-1A, Class A
6.75% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/15/30	125,128	125,354
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D
6.31% (1)	03/15/29	1,110,000	1,125,189
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class D
10.28% (3 mo. USD Term SOFR + 5.000%)(1),(2)	07/20/36	850,000	875,882
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class AR
6.69% (3 mo. USD Term SOFR + 1.412%)(1),(2)	10/20/34	250,000	250,100
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R
8.07% (3 mo. USD Term SOFR + 2.750%)(1),(2)	01/20/36	800,000	809,680
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1
8.57% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	1,200,000	1,217,520
Hertz Vehicle Financing III LP Series 2021-2A, Class C
2.52% (1)	12/27/27	950,000	873,359
HOA Funding LLC Series 2021-1A, Class A2
4.72% (1)	08/20/51	816,900	639,896
HPS Loan Management Ltd. Series 2023-18A, Class D
11.03% (3 mo. USD Term SOFR + 5.750%)(1),(2)	07/20/36	850,000	875,627

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
HPS Loan Management Ltd. Series 2024-19A, Class C2
8.22% (-3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37	$1,000,000	$1,016,500
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (1)	01/17/73	35,404	33,550
JGWPT XXXII LLC Series 2014-2A, Class A
3.61% (1)	01/17/73	35,003	31,880
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A
6.69% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	986,393	988,563
Navient Student Loan Trust Series 2018-4A, Class B
6.76% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67	850,000	809,679
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class AR
6.60% (3 mo. USD Term SOFR + 1.302%)(1),(2)	04/15/34	1,200,000	1,202,280
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB
0.00% (1),(16),(18)	04/16/33	275,000	134,888
OCP CLO Ltd. Series 2017-14A, Class A1A
6.74% (3 mo. USD Term SOFR + 1.412%)(1),(2)	11/20/30	187,190	187,246
OCP CLO Ltd. Series 2023-28A, Class D
10.64% (3 mo. USD Term SOFR + 5.350%)(1),(2)	07/16/36	900,000	927,945
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR
7.26% (3 mo. USD Term SOFR + 1.962%)(1),(2)	10/15/34	700,000	703,290
Palmer Square CLO Ltd. Series 2014-1A, Class A1R2
6.68% (3 mo. USD Term SOFR + 1.392%)(1),(2)	01/17/31	93,456	93,597
Palmer Square CLO Ltd. Series 2021-1A, Class SUB
0.00% (1),(16),(18)	04/20/34	625,000	357,312
PHEAA Student Loan Trust Series 2014-3A, Class A
6.05% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40	17,229	17,046
Progress Residential Trust Series 2021-SFR1, Class H
5.00% (1)	04/17/38	1,400,000	1,309,039
Progress Residential Trust Series 2021-SFR10, Class F
4.61% (1)	12/17/40	1,307,470	1,196,450
Progress Residential Trust Series 2021-SFR11, Class F
4.42% (1)	01/17/39	1,250,000	1,133,466
Progress Residential Trust Series 2021-SFR2, Class H
5.00% (1)	04/19/38	819,000	769,055
Progress Residential Trust Series 2021-SFR3, Class G
4.25% (1)	05/17/26	1,211,000	1,130,192
Progress Residential Trust Series 2021-SFR4, Class F
3.41% (1)	05/17/38	1,530,000	1,421,064
Progress Residential Trust Series 2021-SFR6, Class G
4.00% (1)	07/17/38	1,250,000	1,151,013
Progress Residential Trust Series 2021-SFR8, Class G
4.01% (1)	10/17/38	1,488,000	1,354,220
Progress Residential Trust Series 2021-SFR9, Class E1
2.81% (1)	11/17/40	1,531,000	1,368,094

Issues	Maturity Date	Principal Amount	Value
Rad CLO 25 Ltd. Series 2024-25A, Class D2
9.77% (3 mo. USD Term SOFR + 4.450%)(1),(2)	07/20/37	$765,000	$792,502
Regatta XII Funding Ltd. Series 2019-1A, Class BR
7.16% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/15/32	750,000	750,825
Rockford Tower CLO Ltd. Series 2017-2A, Class AR
6.58% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/15/29	19,675	19,680
Rockford Tower CLO Ltd. Series 2017-3A, Class A
6.73% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	389,256	389,917
Rockford Tower CLO Ltd. Series 2023-1A, Class D
10.60% (3 mo. USD Term SOFR + 5.320%)(1),(2)	01/20/36	850,000	877,327
Santander Consumer Auto Receivables Trust Series 2020-BA, Class R
0.00% (1),(17)	08/15/28	2,000	546,022
Santander Consumer Auto Receivables Trust Series 2021-CA, Class R
0.00% (1),(17)	06/15/28	5,150	509,221
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C
5.83% (1)	06/20/41	1,000,000	1,006,932
Skyline Aviation, Inc. Series 2004-1, Class A
3.23% (8)	07/03/38	442,537	401,084
SLM Student Loan Trust Series 2004-1, Class B
6.12% (90 day USD SOFR Average + 0.762%)(2)	07/25/39	114,901	109,721
SLM Student Loan Trust Series 2008-5, Class A4
7.32% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	38,028	38,127
SLM Student Loan Trust Series 2008-7, Class A4
6.52% (90 day USD SOFR Average + 1.162%)(2)	07/25/23	8,097	8,029
SLM Student Loan Trust Series 2008-7, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	10,000	10,159
Stratus CLO Ltd. Series 2021-3A, Class SUB
0.00% (1),(16),(18)	12/29/29	975,000	120,705
Taco Bell Funding LLC Series 2016-1A, Class A23
4.97% (1)	05/25/46	721,875	716,013
Taco Bell Funding LLC Series 2021-1A, Class A2I
1.95% (1)	08/25/51	953,025	878,636
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B
2.52% (1)	02/20/46	557,580	498,152
Tricon Residential Trust Series 2021-SFR1, Class F
3.69% (1)	07/17/38	900,000	837,422
Voya CLO Ltd. Series 2018-4A, Class BR
7.21% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/15/32	800,000	800,800

Total Asset-Backed Securities (Cost: $53,755,962)			53,563,597

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K037, Class X3 (I/O)
4.94% (16)	01/25/42	$25,524	$—
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K043, Class X1 (I/O)
0.50% (16)	12/25/24	22,191,294	21,055
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K044, Class X3 (I/O)
1.50% (16)	01/25/43	4,900,000	30,616
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X1 (I/O)
0.41% (16)	01/25/25	25,945,781	16,842
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X1 (I/O)
0.54% (16)	07/25/25	11,945,277	44,006
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)
1.55% (16)	10/25/43	2,925,000	42,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K050, Class X1 (I/O)
0.28% (16)	08/25/25	20,877,382	49,302
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)
2.12% (16)	06/25/44	6,243,936	229,371
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)
2.08% (16)	01/25/45	2,999,975	136,467
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)
1.32% (16)	01/25/30	9,228,353	555,448
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O)
2.17% (16)	05/25/46	4,850,000	91,008
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O)
2.15% (16)	05/25/47	3,160,000	113,131
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)
2.01% (16)	09/25/47	2,495,000	91,710
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)
1.22% (16)	06/25/27	635,033	15,075
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)
4.11% (16)	01/25/31	251,945	22,727
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT1 (I/O)
1.66% (16)	05/25/25	3,063,652	31,454
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)
1.81% (16)	05/25/27	3,588,541	126,913
Federal National Mortgage Association, Pool #462209
7.05% (1 yr. CMT + 2.176%)(2)	04/01/36	44,003	44,003
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)
3.06% (16)	07/25/39	240,725	4,457
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)
2.04% (16)	04/25/36	62,875	1
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)
2.69% (16)	01/25/39	448,606	2,349

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.19% (16)	09/16/51	$873,145	$31,800
Government National Mortgage Association Series 2010-159, Class D
4.56% (16)	09/16/44	93,436	92,292
Government National Mortgage Association Series 2011-119, Class IO (I/O)
0.17% (16)	08/16/51	1,089,673	1,560
Government National Mortgage Association Series 2011-86, Class C
3.64% (16)	09/16/51	186,865	177,622
Government National Mortgage Association Series 2012-123, Class IO (I/O)
0.62% (16)	12/16/51	1,438,749	23,488
Government National Mortgage Association Series 2012-135, Class IO (I/O)
0.34% (16)	01/16/53	253,587	2,499
Government National Mortgage Association Series 2013-33, Class IO (I/O)
0.20% (16)	04/16/54	331,897	920
Government National Mortgage Association Series 2014-126, Class IO (I/O)
0.71% (16)	02/16/55	4,625,357	103,550

Total Commercial Mortgage-Backed Securities — Agency (Cost: $3,625,331)			2,102,122

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—9.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3.90% (1)	08/10/35	1,275,000	1,237,559
1211 Avenue of the Americas Trust Series 2015-1211, Class C
4.14% (1),(16)	08/10/35	1,080,000	1,032,623
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XA (I/O)
0.73% (16)	09/15/48	5,509,489	28,709
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)
1.25% (1),(16)	09/15/48	500,000	5,985
BB-UBS Trust Series 2012-SHOW, Class XA (I/O)
0.60% (1),(16)	11/05/36	3,109,000	31
BB-UBS Trust Series 2012-SHOW, Class XB (I/O)
0.14% (1),(16)	11/05/36	1,395,000	14
Benchmark Mortgage Trust Series 2020-B18, Class AGNF
4.14% (1)	07/15/53	529,000	493,169
Blackstone Industrial Portfolio
2.23% (8)	04/09/25	192,182	188,011
BX Commercial Mortgage Trust Series 2021-VINO, Class D
6.80% (1 mo. USD Term SOFR + 1.467%)(1),(2)	05/15/38	865,141	851,154
BX Trust Series 2021-MFM1, Class B
6.39% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/34	996,140	983,762
BX Trust Series 2024-BIO, Class D
8.97% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	530,000	527,050
BXP Trust Series 2017-GM, Class D
3.42% (1),(16)	06/13/39	1,000,000	905,807
BXP Trust Series 2017-GM, Class E
3.42% (1),(16)	06/13/39	750,000	668,960

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class B
6.88% (1 mo. USD Term SOFR + 1.547%)(1),(2)	12/15/37	$1,050,000	$1,048,606
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E
7.78% (1 mo. USD Term SOFR + 2.447%)(1),(2)	12/15/37	1,040,000	1,039,538
CD Mortgage Trust Series 2016-CD1, Class XA (I/O)
1.34% (16)	08/10/49	8,660,266	146,204
Century Plaza Towers Series 2019-CPT, Class F
3.00% (1),(16)	11/13/39	450,000	313,436
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)
0.81% (1),(16)	08/15/50	11,628,000	242,457
Citigroup Commercial Mortgage Trust Series 2013-375P, Class B
3.52% (1),(16)	05/10/35	700,000	676,734
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA (I/O)
0.86% (16)	10/10/47	5,002,926	50
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O)
1.30% (16)	02/10/48	1,463,894	3,260
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)
1.20% (16)	02/10/49	5,328,798	68,856
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65% (1)	12/10/41	1,450,000	1,238,112
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14% (16)	10/15/45	160,043	2
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)
0.37% (1),(16)	12/10/44	1,369,476	417
COMM Mortgage Trust Series 2014-CR19, Class XA (I/O)
0.52% (16)	08/10/47	30,876	—
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)
0.75% (1),(16)	08/10/47	1,200,000	25
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O)
0.73% (16)	06/10/47	844,240	8
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.68% (16),(8)	09/10/47	14,928,831	149
COMM Mortgage Trust Series 2014-UBS6, Class XA (I/O)
0.81% (16)	12/10/47	8,808,109	88
COMM Mortgage Trust Series 2015-CR22, Class XA (I/O)
0.81% (16)	03/10/48	9,619,818	12,141
COMM Mortgage Trust Series 2015-CR25, Class XA (I/O)
0.78% (16)	08/10/48	7,420,666	38,632
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)
1.06% (1),(16)	07/10/48	10,015,000	89,760
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O)
0.68% (16)	02/10/49	13,784,673	93,603
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class X (I/O)
1.55% (1),(16)	06/20/31	318,539	343
CONE Trust Series 2024-DFW1, Class B
7.59% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/26	1,267,000	1,267,357
CSAIL Commercial Mortgage Trust Series 2015-C2, Class XA (I/O)
0.70% (16)	06/15/57	15,894,606	24,465

Issues	Maturity Date	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)
1.54% (16)	06/15/52	$553,188	$32,038
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)
1.36% (16)	05/10/49	8,540,005	125,421
DBSG Mortgage Trust Series 2024-ALTA, Class D
7.06% (1),(16)	06/10/37	500,000	506,434
DBUBS Mortgage Trust Series 2017-BRBK, Class F
3.53% (1),(16)	10/10/34	380,000	312,843
DOLP Trust Series 2021-NYC, Class A
2.96% (1)	05/10/41	1,458,000	1,254,310
DOLP Trust Series 2021-NYC, Class E
3.70% (1),(16)	05/10/41	600,000	435,739
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A
3.55% (1),(16)	09/10/35	1,114,500	1,072,820
Extended Stay America Trust Series 2021-ESH, Class F
9.14% (1 mo. USD Term SOFR + 3.814%)(1),(2)	07/15/38	543,850	545,146
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)
0.44% (1),(16)	08/10/43	5,140,778	51
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)
1.70% (1),(16)	08/10/44	462,026	5
GS Mortgage Securities Trust Series 2015-GC32, Class XA (I/O)
0.68% (16)	07/10/48	30,107,970	126,920
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)
1.19% (16)	10/10/48	5,025,400	47,869
GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O)
0.75% (16)	11/10/48	8,966,769	62,341
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)
1.73% (16)	05/10/49	246,227	4,984
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)
0.56% (16)	11/10/49	14,464,842	140,627
GSCG Trust Series 2019-600C, Class G
3.99% (1),(16)	09/06/34	285,000	5,978
GWT Trust Series 2024-WLF2, Class B
7.47% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	522,000	522,823
Hudson Yards Mortgage Trust Series 2019-30HY, Class D
3.44% (1),(16)	07/10/39	800,000	678,007
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)
0.42% (16)	07/15/48	22,018,752	57,564
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O)
0.25% (1),(16)	07/15/48	44,724,406	83,071
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)
0.80% (16)	08/15/48	5,869,679	33,308
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)
0.80% (16)	03/15/50	4,121,058	62,846
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A3
3.76%	03/10/52	500,000	471,816
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)
1.47% (16)	06/15/49	238,417	4,302

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount		Value
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)
0.47% (1),(16)	06/15/45		$51,395,012	$243,098
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O)
0.94% (16)	04/15/46		116,101	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE, Class XA (I/O)
0.34% (1),(16)	01/10/37		2,000,000	4,392
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)
0.25% (1),(16)	12/05/38		2,010,000	10,888
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)
1.88% (1),(16)	01/16/37		450,000	3,326
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)
0.57% (1),(16)	01/16/37		1,450,000	3,783
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F
7.47% (3 mo. EUR EURIBOR + 3.650%)(1),(2)	08/17/33	EUR	490,928	512,808
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)
0.09% (1),(16)	08/15/45		23,297,478	102,846
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)
1.10% (1),(16)	10/15/46		17,836,342	31,935
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class XA (I/O)
0.43% (16)	10/15/47		35,765	—
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class XA (I/O)
0.83% (16)	03/15/48		3,007,327	2,449
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)
0.98% (16)	04/15/48		1,000,360	2,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA (I/O)
0.68% (16)	05/15/48		6,639,625	27,088
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)
0.47% (1),(16)	06/15/44		10,689,305	36,742
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class XA (I/O)
1.00% (1),(16)	10/15/30		948,083	9
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E
4.32% (1),(16)	01/15/43		100,000	57,337
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class D
4.40% (1),(16)	08/15/36		665,000	417,288
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class E
4.40% (1),(16)	08/15/36		395,000	165,900
NRTH Mortgage Trust Series 2024-PARK, Class A
6.97% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39		701,000	699,163
Roseville Ltd.
8.58% (8)	03/29/25		495,000	494,060
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66% (1),(16)	01/05/43		400,000	343,449

Issues	Maturity Date	Principal Amount		Value
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(16)	01/05/43		$460,000	$396,980
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C
4.39% (1),(16)	01/05/43		925,000	701,392
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F
8.68% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39		570,000	537,987
SREIT Trust Series 2021-MFP2, Class C
6.81% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36		1,060,000	1,041,407
STWD Trust Series 2021-FLWR, Class B
6.37% (1 mo. USD Term SOFR + 1.040%)(1),(2)	07/15/36		1,200,000	1,180,824
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class C
9.11% (1 mo. USD Term SOFR + 3.777%)(1),(2)	05/15/37		675,000	678,994
Taurus U.K. DAC Series 2021-UK1A, Class D
7.83% (1 day GBP SONIA + 2.600%)(1),(2)	05/17/31	GBP	471,537	604,442
TPGI Trust Series 2021-DGWD, Class E
7.79% (1 mo. USD Term SOFR + 2.464%)(1),(2)	06/15/26		1,056,000	1,050,631
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)
1.09% (16)	10/15/50		8,036,531	218,339
WB Commercial Mortgage Trust Series 2024-HQ, Class B
6.42% (1),(16)	03/15/40		1,049,000	1,063,772
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class XA (I/O)
1.00% (16)	12/15/47		1,231,306	1,073
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class XA (I/O)
0.80% (16)	02/15/48		14,487,632	34,207
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O)
0.95% (16)	11/15/48		16,659,820	127,103
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)
1.74% (1),(16)	04/15/50		415,000	10,988
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class XA (I/O)
0.87% (16)	09/15/57		8,991,412	62,433
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O)
2.05% (16)	06/15/49		5,715,477	115,932
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS
4.67% (16)	09/15/61		1,100,000	1,068,098
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C
7.03% (16)	07/15/57		847,000	854,453
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)
0.36% (1),(16)	12/15/45		40,936,066	409

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
WFRBS Commercial Mortgage Trust Series 2014-C20, Class XA (I/O)
0.45% (16)	05/15/47	$385,162	$4
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)
0.64% (16)	09/15/57	985,463	19
WFRBS Commercial Mortgage Trust Series 2014-C24, Class XA (I/O)
0.86% (16)	11/15/47	3,682,014	37

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $44,579,774)			32,722,564

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —22.8%
Federal Home Loan Mortgage Corp., Pool #SD3246
4.00% (19)	08/01/52	1,827,402	1,712,458
Federal Home Loan Mortgage Corp., Pool #SD8199
2.00%	03/01/52	6,127,952	4,933,640
Federal Home Loan Mortgage Corp., Pool #SD8211
2.00%	05/01/52	179,655	144,641
Federal Home Loan Mortgage Corp., Pool #SD8225
3.00%	07/01/52	999,914	873,660
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	2,694,563	2,598,135
Federal Home Loan Mortgage Corp., Pool #SD8275
4.50%	12/01/52	1,979,657	1,908,199
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class IO (I/O)
5.50%	07/15/36	189,032	38,510
Federal National Mortgage Association, Pool #BV8515
3.00%	05/01/52	2,350,745	2,053,927
Federal National Mortgage Association, Pool #CB2403
2.50%	12/01/51	1,835,613	1,541,139
Federal National Mortgage Association, Pool #FS3806
2.50%	07/01/52	1,468,598	1,235,271
Federal National Mortgage Association, Pool #FS6925
2.50%	12/01/51	2,353,072	1,976,698
Federal National Mortgage Association, Pool #FS6943
3.00%	06/01/52	3,817,950	3,333,807
Federal National Mortgage Association, Pool #FS7577
2.50%	01/01/54	801,640	673,031
Federal National Mortgage Association, Pool #MA4577
2.00%	04/01/52	350,127	281,889
Federal National Mortgage Association, Pool #MA4700
4.00% (19)	08/01/52	3,231,511	3,028,279
Federal National Mortgage Association, Pool #MA4783
4.00% (19)	10/01/52	1,832,199	1,716,953
Federal National Mortgage Association, Pool #MA4784
4.50% (19)	10/01/52	1,198,154	1,155,095
Federal National Mortgage Association REMICS Series 2005-56, Class SP (I/F) (PAC)
6.00% (-30 day USD SOFR Average + 41.613%)(2)	08/25/33	946	940
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O)
0.54% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	53,105	3,761
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)
3.00%	12/25/27	94,363	2,980
Government National Mortgage Association, Pool #MA8427
4.50%	11/20/52	1,862,683	1,807,419

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O)
1.14% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	$215,954	$13,170
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48	23,265	21,346
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)
3.50%	11/20/48	2,271	2,127
Government National Mortgage Association REMICS Series 2023-111, Class FN
6.54% (30 day USD SOFR Average + 1.200%)(2)	08/20/53	1,901,693	1,916,188
Government National Mortgage Association, TBA
5.00% (20)	04/01/54	4,050,000	4,006,128
5.50% (20)	04/01/54	2,575,000	2,583,523
4.50% (20)	05/01/53	2,900,000	2,809,278
Uniform Mortgage-Backed Security, TBA
3.00% (20)	01/01/52	4,175,000	3,643,333
4.00% (20)	04/01/52	7,400,000	6,932,720
4.50% (20)	03/01/53	7,225,000	6,958,690
2.00% (20)	11/01/51	5,600,000	4,504,203
2.50% (20)	12/01/51	6,025,000	5,052,017
5.00% (20)	02/01/54	6,425,000	6,330,151
5.50% (20)	02/01/54	2,925,000	2,930,016

Total Residential Mortgage-Backed Securities — Agency (Cost: $77,708,108)			78,723,322

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—23.6%
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)
0.05% (8),(16)	12/25/46	20,035,924	134,658
American Home Mortgage Assets Trust Series 2007-1, Class A1
5.87% (1 yr. MTA + 0.700%)(2)	02/25/47	2,230,069	786,629
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)
0.07% (16),(8)	06/25/47	12,108	53
Banc of America Alternative Loan Trust Series 2006-5, Class CB8
5.77% (1 mo. USD Term SOFR + 0.424%)(2),(21)	06/25/46	1,593,339	1,261,609
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O)
1.23% (-1 mo. USD Term SOFR + 6.576%)(2),(8)	06/25/46	1,590,636	131,474
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50% (21)	03/25/36	4,583	4,082
Banc of America Funding Trust Series 2006-7, Class T2A5
6.54% (21)	10/25/36	657,785	572,892
Banc of America Funding Trust Series 2014-R5, Class 1A2
4.21% (6 mo. USD Term SOFR + 1.928)(1),(2)	09/26/45	1,076,287	768,460
Banc of America Funding Trust Series 2015-R4, Class 5A1
5.61% (1 mo. USD Term SOFR + 0.264%)(1),(2)	10/25/36	1,945	1,941

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
BCAP LLC Trust Series 2007-AA2, Class 2A12
5.50%	04/25/37	$2,395,505	$1,028,132
BCMSC Trust Series 1999-B, Class A2
6.98% (16)	12/15/29	997,492	90,704
BCMSC Trust Series 2000-A, Class A3
7.83% (16)	06/15/30	1,658,345	163,208
BCMSC Trust Series 2000-A, Class A4
8.29% (16)	06/15/30	142,144	14,827
Bear Stearns ALT-A Trust Series 2005-7, Class 22A1
5.10% (16)	09/25/35	129,099	75,789
Bear Stearns ARM Trust Series 2004-3, Class 2A
4.96% (16)	07/25/34	5,309	4,902
Bear Stearns ARM Trust Series 2005-10, Class A3
6.29% (16)	10/25/35	107,484	102,583
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.55%	02/25/37	858,637	522,110
C-BASS Trust Series 2006-CB7, Class A4
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	34,706	22,676
C-BASS Trust Series 2007-CB1, Class AF3
3.18%	01/25/37	954,285	278,956
C-BASS Trust Series 2007-CB1, Class AF6
3.18%	01/25/37	1,684,714	492,336
Cascade MH Asset Trust Series 2022-MH1, Class A
4.25% (1)	08/25/54	1,159,830	1,077,378
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1
6.50%	01/25/38	203,556	100,453
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9
5.50%	06/25/37	593,613	278,244
CHNGE Mortgage Trust Series 2023-1, Class M1
8.26% (1),(16)	03/25/58	580,000	583,583
CIM Trust Series 2021-NR2, Class A1
5.57% (1)	07/25/59	291,540	290,908
CIM Trust Series 2021-NR4, Class A1
2.82% (1)	10/25/61	726,201	718,123
CIM Trust Series 2021-R5, Class A1B
2.00% (1),(16)	08/25/61	681,000	457,567
CIM Trust Series 2022-NR1, Class A1
5.00% (1)	07/25/62	289,279	283,889
CIM Trust Series 2023-NR1, Class A1
6.00% (1)	06/25/62	1,381,601	1,387,900
CIT Mortgage Loan Trust Series 2007-1, Class 1M2
7.21% (1 mo. USD Term SOFR + 1.864%)(1),(2)	10/25/37	1,046,000	992,415
Citigroup Mortgage Loan Trust Series 2006-WF1, Class A2C
4.57%	03/25/36	28,417	13,558
Citigroup Mortgage Loan Trust Series 2009-10, Class 2A2
7.00% (1),(16)	12/25/35	502,436	358,469
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A
6.13%	08/25/35	1,496,228	1,353,106
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5
5.50% (21)	07/25/35	1,419,812	1,309,243
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5
5.50% (21)	04/25/36	235,601	216,353
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1
6.00% (21)	01/25/37	97,141	85,879
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5
6.00% (21)	01/25/37	185,425	163,928

Issues	Maturity Date	Principal Amount	Value
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13
5.75% (21)	02/25/37	$218,759	$197,832
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
5.75% (21)	03/25/37	183,896	165,048
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1
6.00% (21)	05/25/37	759,851	699,466
Conseco Finance Securitizations Corp. Series 2000-1, Class A5
8.06% (16)	09/01/29	3,422,743	581,739
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	1,992,158	331,078
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6
5.50% (21)	02/25/35	903,425	875,749
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8
5.50%	05/25/35	1,430,382	1,190,353
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3
5.50% (21)	10/25/35	237,681	169,411
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4
5.25% (21)	10/25/35	179,601	125,573
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7
5.50% (21)	10/25/35	506,642	361,116
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1
5.50% (21)	11/25/35	184,459	123,979
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1
6.00%	11/25/35	2,988,508	460,798
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4
5.50% (21)	12/25/35	303,796	215,030
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1
5.50% (21)	01/25/36	58,779	43,962
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5
6.00%	01/25/36	484,833	277,630
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O)
0.00% (-1 mo. USD Term SOFR + 4.936%)(2),(8),(18)	03/01/38	1,272,037	49,776
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1
5.50%	02/25/36	519,650	309,601
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8
5.50%	02/25/36	237,554	141,532
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)
6.00% (21)	08/25/36	115,554	66,469
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)
5.86% (1 mo. USD Term SOFR + 0.514%)(2),(21)	08/25/36	3,831,885	1,691,538

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O)
0.14% (-1 mo. USD Term SOFR + 5.486%)(2),(8)	08/25/36	$3,699,150	$361,347
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18
6.00% (21)	11/25/36	131,529	78,121
Countrywide Alternative Loan Trust Series 2006-34, Class A5
6.25%	11/25/46	1,251,794	615,195
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11
5.50% (21)	02/25/36	182,038	125,654
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)
6.00%	06/25/47	270,421	142,813
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6
5.75% (21)	07/25/37	528,295	306,687
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7
6.00% (21)	07/25/37	1,881,620	1,191,286
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7
6.00% (21)	08/25/37	6,657	5,049
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
6.00%	08/25/37	304,630	186,545
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16
6.50%	09/25/37	237,874	90,829
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3
6.00% (21)	04/25/37	173,240	93,671
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4
6.00% (21)	04/25/37	511,091	276,353
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1
6.75% (1)	10/25/36	32,667	32,204
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6
6.50%	08/25/36	1,081,463	557,226
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11
6.50%	08/25/36	395,239	160,765
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9
7.00% (16)	08/25/37	725,821	425,432
CSMC Trust Series 2014-8R, Class 3A2
5.12% (1),(16)	02/27/36	993,796	823,058
CSMC Trust Series 2020-RPL5, Class A1
4.72% (1),(16)	08/25/60	165,617	164,956
CSMC Trust Series 2020-RPL6, Class A1
3.44% (1),(16)	03/25/59	1,292,544	1,293,925
CSMC Trust Series 2022-RPL3, Class A1
3.89% (1),(16)	03/25/61	1,301,854	1,381,139
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2
4.75% (16),(21)	06/25/36	200,465	180,708
Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2
5.51% (1),(16),(21)	07/27/37	305,742	243,478
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2
7.40% (30 day USD SOFR Average + 2.050%)(1),(2)	12/25/33	769,209	788,013

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2
7.85% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	$1,000,000	$1,021,881
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R04, Class 2B1
10.71% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	822,652	876,886
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R06, Class 2B1
9.21% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	934,089	972,912
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R07, Class 1B1
8.86% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	942,251	978,414
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	353,738	232,104
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D
5.90% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	664,997	319,662
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4
6.25%	03/25/37	551,988	221,224
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4
5.75%	04/25/37	705,789	232,636
GCAT Trust Series 2021-NQM6, Class A1
1.86% (1),(16)	08/25/66	1,526,007	1,368,943
GSAA Home Equity Trust Series 2007-5, Class 1F3B
6.00% (16)	05/25/37	4,300,000	328,320
GSAA Home Equity Trust Series 2007-5, Class 1F5B
6.44%	05/25/37	1,987,261	152,468
GSAA Home Equity Trust Series 2007-5, Class 2A2A
5.92% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/47	769,255	340,443
GSAA Trust Series 2006-7, Class AF3
6.72%	03/25/46	2,800,864	1,048,603
GSAA Trust Series 2007-3, Class 2A1B
5.66% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/47	166,316	9,200
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1
5.11% (16)	09/25/35	3,137	2,947
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A
6.14% (1 mo. USD Term SOFR + 0.794%)(2)	06/20/35	13,139	12,210
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O)
0.00% (1),(16),(8),(18)	06/20/35	963,508	1

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A
5.82% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	$2,393,905	$1,198,464
HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O)
0.07% (16),(8)	07/19/46	2,583,665	26
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5
4.49%	12/25/36	246,660	84,430
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A
3.89% (16)	03/25/36	72,095	49,487
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4
6.18% (16)	03/25/36	881,217	765,288
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.46%	09/25/29	437,714	265,859
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4
6.08%	08/25/36	1,390,116	841,335
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5
6.34%	08/25/36	264,165	159,824
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5
6.91%	07/25/36	1,641,113	462,501
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6
4.55%	11/25/36	1,910	1,877
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2
4.36%	01/25/37	382,355	196,547
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3
4.36%	10/25/30	587,015	301,716
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11
6.00%	03/25/37	356,012	140,355
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B
6.02% (1)	06/25/54	1,353,579	1,355,693
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1
6.63% (16)	04/15/40	424,626	427,432
Lehman Mortgage Trust Series 2006-1, Class 1A5
5.50% (21)	02/25/36	130,267	63,109
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)
1.09% (-1 mo. USD Term SOFR + 6.436%)(2),(8)	11/25/36	183,272	17,467
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O)
1.77% (-1 mo. USD Term SOFR + 7.116%)(2),(8)	01/25/37	5,514,714	351,254
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O)
0.88% (-1 mo. USD Term SOFR + 6.226%)(2),(8)	06/25/37	8,325,855	921,975
Lehman Mortgage Trust Series 2007-5, Class 7A3
7.50%	10/25/36	490,106	180,250
Lehman XS Trust Series 2005-1, Class 3A4
5.37% (21)	07/25/35	29,541	30,348
Lehman XS Trust Series 2006-17, Class 1A (I/O)
0.60% (8)	08/25/46	7,184,440	145,540

Issues	Maturity Date	Principal Amount	Value
Lehman XS Trust Series 2006-17, Class 1A3
5.96% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46	$171,810	$147,524
MASTR Alternative Loan Trust Series 2005-2, Class 4A3
5.50% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/35	8,676	8,387
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3
5.68% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/36	686,947	259,318
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	636,458	182,911
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2, Class A3
5.98% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/37	1,961,965	208,580
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
5.72% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	210,438	206,607
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1
5.96% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/29	3,694	3,557
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B
4.34% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/37	753,339	223,678
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A
5.83% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	3,442,433	975,157
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40	2,838	2,815
Mid-State Capital Corp. Trust Series 2006-1, Class A
5.79% (1)	10/15/40	27,830	27,707
Mid-State Trust XI Series 11, Class A1
4.86%	07/15/38	1,419	1,401
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1
6.00%	10/25/37	173,062	92,198
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4
5.71% (1 mo. USD Term SOFR + 0.364%)(2)	06/25/37	15,734	15,087
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2
7.48%	08/15/27	255,138	200,773
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M4
6.71% (1 mo. USD Term SOFR + 1.359%)(2)	01/25/36	2,907	2,875
PRET LLC Series 2021-RN2, Class A1
1.74% (1)	07/25/51	604,154	598,562

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
PRET LLC Series 2022-RN2, Class A1
5.00% (1)	06/25/52	$595,982	$587,787
PRET LLC Series 2024-NPL4, Class A1
7.00% (1)	07/25/54	1,500,000	1,503,600
PRKCM Trust Series 2023-AFC1, Class B1
7.56% (1),(16)	02/25/58	1,200,000	1,196,214
PRPM LLC Series 2021-10, Class A1
2.49% (1)	10/25/26	332,357	336,277
PRPM LLC Series 2021-11, Class A1
2.49% (1)	11/25/26	277,311	279,335
PRPM LLC Series 2021-3, Class A1
4.87% (1)	04/25/26	551,415	550,309
PRPM LLC Series 2021-4, Class A1
4.87% (1)	04/25/26	1,768,380	1,792,713
PRPM LLC Series 2021-8, Class A1
1.74% (1),(16)	09/25/26	502,112	496,445
PRPM LLC Series 2021-9, Class A1
2.36% (1)	10/25/26	875,911	876,692
PRPM LLC Series 2022-1, Class A1
3.72% (1)	02/25/27	965,471	952,582
PRPM LLC Series 2022-3, Class A1
5.56% (1)	06/25/27	879,033	873,945
PRPM LLC Series 2022-4, Class A1
5.00% (1)	08/25/27	227,227	224,931
PRPM LLC Series 2024-RCF4, Class A2
4.00% (1)	07/25/54	1,600,000	1,484,005
RALI Trust Series 2006-QS15, Class A3
6.50% (21)	10/25/36	743,822	638,098
RALI Trust Series 2006-QS6, Class 1A4
6.00% (21)	06/25/36	863,922	699,163
RALI Trust Series 2007-QH9, Class X (P/O)
0.71% (16),(8)	11/25/37	10,036,554	293,686
RAMP Trust Series 2006-EFC2, Class A4
5.90% (1 mo. USD Term SOFR + 0.554%)(2)	12/25/36	23,331	22,922
RCKT Mortgage Trust Series 2024-CES5, Class A3
6.44% (1)	08/25/44	860,000	866,649
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A3
6.00% (21)	09/25/35	113,719	94,904
Residential Accredit Loans, Inc. Trust Series 2005-QS16, Class A7
5.50% (21)	11/25/35	358,374	309,574
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 (I/O)
1.09% (-1 mo. USD Term SOFR + 6.436%)(2),(8)	12/25/36	3,833,897	455,024
Residential Accredit Loans, Inc. Trust Series 2006-QS4, Class A2 (PAC)
6.00% (21)	04/25/36	267,420	214,603
Residential Accredit Loans, Inc. Trust Series 2006-QS4, Class A4
6.00% (21)	04/25/36	331,276	265,846
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1A15
6.00% (21)	06/25/36	131,772	102,302
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1A2
6.00% (21)	06/25/36	517,649	401,878
Residential Accredit Loans, Inc. Trust Series 2007-QO2, Class A1
5.61% (1 mo. USD Term SOFR + 0.264%)(2)	02/25/47	511,708	175,243

Issues	Maturity Date	Principal Amount	Value
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 1A4
6.00% (21)	01/25/37	$417,121	$334,425
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2A1 (I/O)
1.18% (-1 mo. USD Term SOFR + 6.526%)(2),(8)	01/25/37	5,874,813	571,069
Residential Accredit Loans, Inc. Trust Series 2007-QS3, Class A1
6.50% (21)	02/25/37	394,170	325,506
Residential Accredit Loans, Inc. Trust Series 2007-QS7, Class 1A1 (PAC)
6.00% (21)	05/25/37	44,394	35,456
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O)
2.09% (-1 mo. USD Term SOFR + 7.436%)(2),(8)	02/25/34	375,399	27,982
Residential Asset Securitization Trust Series 2005-A8CB, Class A9
5.38%	07/25/35	229,414	135,186
Residential Asset Securitization Trust Series 2006-A12, Class A1
6.25%	11/25/36	503,301	190,552
Residential Asset Securitization Trust Series 2006-A15, Class A2
6.25%	01/25/37	507,485	172,819
Residential Asset Securitization Trust Series 2006-A16, Class 1A3
6.00%	02/25/37	331,304	136,215
Residential Asset Securitization Trust Series 2006-A5CB, Class A4
6.00%	06/25/36	208,464	84,814
Residential Asset Securitization Trust Series 2007-A1, Class A1
6.00%	03/25/37	325,368	103,903
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75% (21)	04/25/37	471,987	223,959
Residential Asset Securitization Trust Series 2007-A6, Class 1A3
6.00%	06/25/37	139,514	69,591
RFMSI Trust Series 2006-S10, Class 1A1
6.00% (21)	10/25/36	640,695	496,581
RFMSI Trust Series 2006-S3, Class A7
5.50% (21)	03/25/36	418,615	335,408
RFMSI Trust Series 2006-S6, Class A10
6.00% (21)	07/25/36	209,854	179,640
RFMSI Trust Series 2006-S6, Class A14
6.00% (21)	07/25/36	67,289	57,601
RFMSI Trust Series 2007-S8, Class 1A1
6.00%	09/25/37	135,794	91,888
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4
2.84%	01/25/36	238,043	198,320
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B
5.76% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	860,926	413,026
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4
5.71% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	245,738	192,210

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1
6.46% (1 mo. USD Term SOFR + 1.114%)(2)	09/25/37	$371,131	$259,192
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1
7.23% (16)	02/25/34	817	782
Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1
5.92% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/36	8,701	7,465
Towd Point Mortgage Trust Series 2024-CES1, Class A1B
6.05% (1),(16)	01/25/64	1,069,540	1,070,201
Verus Securitization Trust Series 2023-1, Class B1
6.93% (1),(16)	12/25/67	1,150,000	1,128,333
Verus Securitization Trust Series 2023-INV1, Class B1
7.55% (1),(16)	02/25/68	1,120,000	1,110,210
Visio Trust Series 2023-1, Class B1
7.86% (1),(16)	03/25/58	900,000	902,228
VOLT CIII LLC Series 2021-CF1, Class A1
1.99% (1)	08/25/51	582,391	575,355
VOLT XCII LLC Series 2021-NPL1, Class A1
4.89% (1)	02/27/51	466,369	464,677
VOLT XCVI LLC Series 2021-NPL5, Class A2
4.83% (1)	03/27/51	952,669	911,690
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6
6.00% (21)	03/25/36	19,566	18,598
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)
1.15% (8)	05/25/46	5,827,636	275,825
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
6.00% (21)	06/25/37	166,082	147,371
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1
6.25% (21)	11/25/37	284,483	249,623
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3
6.36% (16),(21)	10/25/36	26,829	23,739
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1
6.17% (16),(21)	04/25/36	5,884	5,548
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1
6.00% (21)	06/25/37	1,512,384	1,366,895

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $99,626,021)			81,556,529

BANK LOANS—6.1%

Aerospace/Defense — 0.1%
TransDigm, Inc. 2024 Term Loan I
8.08% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	431,522	433,188

Apparel — 0.1%
Hanesbrands, Inc. 2021 Term Loan
7.44% (1 mo. USD Term SOFR + 2.000%)(2)	11/19/26	193,660	191,965

Issues	Maturity Date	Principal Amount	Value

Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan
10.25% (3 mo. USD Term SOFR + 5.000%)(2)	03/30/27	$95,531	$95,069

Beverages — 0.3%
City Brewing Co. LLC 2024 First Lien Second Out PIK TL
10.56% (3 mo. USD Term SOFR + 5.000%)(2),(8)	04/05/28	268,141	211,832
City Brewing Co. LLC 2024 First Out New Money Term Loan
11.55% (3 mo. USD Term SOFR + 6.250%)(2)	04/05/28	74,416	74,788
City Brewing Co. LLC 2024 FLFO Roll Up Term Loan
9.06% (3 mo. USD Term SOFR + 3.500%)(2)	04/05/28	178,910	160,125
Naked Juice LLC 2nd Lien Term Loan
11.43% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	252,357	192,108
Naked Juice LLC Term Loan
8.69% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	245,000	218,922
Triton Water Holdings, Inc. Term Loan
8.85% (3 mo. USD Term SOFR + 3.250%)(2)	03/31/28	142,594	143,190

			1,000,965

Chemicals — 0.1%
Chemours Co. 2023 USD Term Loan B
8.84% (1 mo. USD Term SOFR + 3.500%)(2)	08/18/28	66,240	66,295
Mativ Holdings, Inc. Delayed Draw Term Loan A
7.94% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	85,260	84,621
Schweitzer-Mauduit International, Inc. 2021 Term Loan B
9.21% (1 mo. USD Term SOFR + 3.750%)(2)	04/20/28	118,942	119,041

			269,957

Commercial Services — 0.3%
Boost Newco Borrower LLC 2024 USD Term Loan B
0.00% (22)	01/31/31	92,272	92,611
Corporation Service Co. Term Loan B
0.00% (22)	11/02/29	500,000	502,812
Pre-Paid Legal Services, Inc. 2021 Term Loan
9.21% (1 mo. USD Term SOFR + 3.750%)(2)	12/15/28	10,704	10,720
Spin Holdco, Inc. 2021 Term Loan
9.60% (3 mo. USD Term SOFR + 4.000%)(2)	03/04/28	231,153	191,207
Trans Union LLC 2024 Term Loan B7
7.35% (1 mo. USD Term SOFR + 2.000%)(2)	12/01/28	171,302	171,720

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Trans Union LLC 2024 Term Loan B8
0.00% (22)	06/24/31	$84,699	$84,792
TruGreen LP 2020 Term Loan
9.44% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	10,701	10,233

			1,064,095

Computers — 0.1%
Amazon Holdco, Inc. 2024 Term Loan B
0.00% (22)	07/30/31	350,000	351,313
Amentum Government Services Holdings LLC Term Loan B
9.46% (1 mo. USD Term SOFR + 4.000%)(2)	01/29/27	113,814	114,289

			465,602

Distribution &Wholesale — 0.1%
Patriot Container Corp. 2018 1st Lien Term Loan
9.19% (1 mo. USD Term SOFR + 3.750%)(2)	03/20/25	65,089	63,502
Patriot Container Corp. 2018 2nd Lien Term Loan
13.19% (1 mo. USD Term SOFR + 7.750%)(2)	03/20/26	184,665	160,313

			223,815

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
7.35% (1 mo. USD Term SOFR + 2.000%)(2)	06/22/28	58,624	58,881
Deerfield Dakota Holding LLC 2020 USD Term Loan B
9.08% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	10,699	10,712
Jane Street Group LLC 2024 Term Loan B
7.96% (1 mo. USD Term SOFR + 2.500%)(2)	01/26/28	279,398	280,334

			349,927

Electric — 0.3%
Calpine Corp. Term Loan B9
7.34% (1 mo. USD Term SOFR + 2.000%)(2)	01/31/31	498,750	499,149
Edgewater Generation LLC 2024 Term Loan B
0.00% (22)	07/25/30	93,391	94,617
Vistra Zero Operating Co. LLC Term Loan B
8.10% (1 mo. USD Term SOFR + 2.750%)(2)	04/30/31	500,000	503,562

			1,097,328

Engineering & Construction — 0.1%
Artera Services LLC 2024 Term Loan
9.83% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	196,621	197,573

Issues	Maturity Date	Principal Amount	Value

Entertainment — 0.2%
Caesars Entertainment, Inc. 2024 Term Loan B1
8.10% (3 mo. USD Term SOFR + 2.750%)(2)	02/06/31	$343,922	$345,119
Ontario Gaming GTA LP Term Loan B
9.58% (3 mo. USD Term SOFR + 4.250%)(2)	08/01/30	177,143	178,126
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan
8.21% (1 mo. USD Term SOFR + 2.750%)(2)	05/18/25	72,241	72,439

			595,684

Environmental Control — 0.1%
Clean Harbors, Inc. 2023 Term Loan
7.21% (1 mo. USD Term SOFR + 1.750%)(2)	10/08/28	334,988	337,116

Food — 0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan
9.21% (1 mo. USD Term SOFR + 3.750%)(2)	10/01/25	63,504	60,202
United Natural Foods, Inc. 2024 Term Loan
10.09% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	303,161	305,815

			366,017

Health Care-Products — 0.3%
Bausch & Lomb Corp. 2023 Incremental Term Loan
9.34% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	341,007	339,728
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan
8.71% (1 mo. USD LIBOR + 3.250%)(2)	09/01/24	749,726	678,502
Carestream Dental Equipment, Inc. 2021 Term Loan
9.94% (1 mo. USD Term SOFR + 4.500%)(2)	09/01/24	189,296	171,864

			1,190,094

Health Care-Services — 0.5%
Aveanna Healthcare LLC 2021 Term Loan B
9.20% (3 mo. USD Term SOFR + 3.750%)(2)	07/17/28	261,873	251,398
Modivcare, Inc. 2024 Term Loan B
10.08% (3 mo. USD Term SOFR + 4.750%)(2)	06/20/31	800,000	781,000
Star Parent, Inc. Term Loan B
9.08% (3 mo. USD Term SOFR + 3.750%)(2)	09/27/30	191,811	192,355
U.S. Anesthesia Partners, Inc. 2021 Term Loan
9.71% (1 mo. USD Term SOFR + 4.250%)(2)	10/01/28	461,938	447,632

			1,672,385

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value

Home Furnishings — 0.0%
Culligan International Co. 2024 Term Loan B
0.00% (22)	07/31/28	$113,297	$113,738

Insurance — 0.5%
Acrisure LLC 2024 Term Loan B1
8.34% (3 mo. USD Term SOFR + 3.000%)(2)	02/15/27	531,178	531,521
AmWINS Group, Inc. 2021 Term Loan B
7.71% (1 mo. USD Term SOFR + 2.250%)(2)	02/19/28	168,878	169,383
Asurion LLC 2020 Term Loan B8
8.71% (1 mo. USD Term SOFR + 3.250%)(2)	12/23/26	424,609	423,638
Asurion LLC 2021 Second Lien Term Loan B4
0.00% (22)	01/20/29	300,000	277,914
HUB International Ltd. 2024 1st Lien Term Loan B
0.00% (22)	06/20/30	189,115	189,564

			1,592,020

Internet — 0.7%
Arches Buyer, Inc. 2021 Term Loan B
8.69% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	122,762	117,832
Buzz Finco LLC Term Loan B
8.19% (1 mo. USD Term SOFR + 2.750%)(2)	01/29/27	117,982	118,327
Delivery Hero SE 2024 USD Term Loan B
0.00% (22)	12/12/29	540,000	540,867
Gen Digital, Inc. 2021 Term Loan A
6.94% (1 mo. USD Term SOFR + 1.500%)(2)	09/10/27	221,118	221,256
Magnite, Inc. 2024 Term Loan B
9.84% (3 mo. USD Term SOFR + 4.500%)(2)	02/06/31	78,802	79,320
Match Group, Inc. 2020 Term Loan B
7.24% (3 mo. USD Term SOFR + 1.750%)(2)	02/13/27	57,653	57,653
MH Sub I LLC 2023 Term Loan
9.59% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	532,299	531,657
Polaris Purchaser, Inc. Term Loan B
0.00% (22)	03/03/31	500,000	501,250
Research Now Group LLC 2024 First Lien First Out Term Loan
0.00% (22)	07/15/28	8,792	8,792
Research Now Group, Inc. 2017 1st Lien Term Loan
0.00% (22)	12/20/24	150,547	116,026

			2,292,980

Machinery-Diversified — 0.0%
ASP Blade Holdings, Inc. Initial Term Loan
9.60% (3 mo. USD Term SOFR + 4.000%)(2)	10/13/28	197,150	147,813

Issues	Maturity Date	Principal Amount	Value

Media — 0.2%
CSC Holdings LLC 2019 Term Loan B5
7.94% (1 mo. USD LIBOR + 2.500%)(2)	04/15/27	$205,422	$175,828
Telenet Financing USD LLC 2020 USD Term Loan AR
0.00% (22)	04/30/28	500,000	479,168
Virgin Media Bristol LLC 2023 USD Term Loan Y
8.66% (6 mo. USD Term SOFR + 3.250%)(2)	03/31/31	150,000	143,576

			798,572

Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B
9.34% (1 mo. USD Term SOFR + 4.000%)(2)	11/17/29	461,840	461,071

Packaging & Containers — 0.2%
Berry Global, Inc. 2023 Term Loan AA
7.32% (3 mo. USD Term SOFR + 1.750%)(2)	07/01/29	227,151	228,137
Proampac PG Borrower LLC 2024 Term Loan
9.32% (3 mo. USD Term SOFR + 4.000%)(2)	09/15/28	344,184	345,798

			573,935

Pharmaceuticals — 0.1%
Gainwell Acquisition Corp. Term Loan B
9.43% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	241,855	215,855
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B
7.40% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	87,976	85,814
Pathway Vet Alliance LLC 2021 Term Loan
9.21% (1 mo. USD Term SOFR + 3.750%)(2)	03/31/27	96,258	75,950

			377,619

Pipelines — 0.1%
Buckeye Partners LP 2024 Term Loan B3
7.34% (1 mo. USD Term SOFR + 2.000%)(2)	11/01/26	179,819	180,739
NGL Energy Partners LP 2024 Term Loan B
9.84% (1 mo. USD Term SOFR + 4.500%)(2)	02/02/31	203,104	203,210

			383,949

Real Estate — 0.1%
Greystar Real Estate Partners LLC 2024 Term Loan B
8.58% (3 mo. USD Term SOFR + 3.250%)(2)	08/21/30	370,961	372,815

REIT — 0.0%
Healthpeak Properties, Inc. Term Loan A1
0.00% (22)	08/20/27	57,565	56,774

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Healthpeak Properties, Inc. Term Loan A2
0.00% (22)	02/22/27	$57,565	$56,989
Invitation Homes Operating Partnership LP 2020 Term Loan A
6.44% (1 mo. USD Term SOFR + 1.000%)(2)	01/31/25	35,846	35,667

			149,430

Retail — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6
7.09% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	301,080	300,222
Michaels Cos., Inc. 2021 Term Loan B
9.85% (3 mo. USD Term SOFR + 4.250%)(2)	04/15/28	164,900	135,445

			435,667

Software — 0.7%
Athenahealth Group, Inc. 2022 Term Loan B
8.59% (1 mo. USD Term SOFR + 3.250%)(2)	02/15/29	230,222	230,151
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan
0.00% (22)	07/02/32	368,189	367,729
Boxer Parent Co., Inc. 2024 Term Loan B
0.00% (22)	07/03/31	115,872	115,486
Central Parent, Inc. 2024 Term Loan B
8.58% (3 mo. USD Term SOFR + 3.250%)(2)	07/06/29	40,000	39,659
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B
9.71% (1 mo. USD Term SOFR + 4.250%)(2)	12/16/25	347,818	348,905
EagleView Technology Corp. 2018 Add On Term Loan B
9.10% (3 mo. USD Term SOFR + 3.500%)(2)	08/14/25	839,893	800,699
RealPage, Inc. 1st Lien Term Loan
8.46% (1 mo. USD Term SOFR + 3.000%)(2)	04/24/28	299,231	292,498
Renaissance Holdings Corp. 2024 Term Loan
9.60% (3 mo. USD Term SOFR + 4.250%)(2)	04/05/30	172,030	172,663

			2,367,790

Telecommunications — 0.5%
Altice France SA 2023 USD Term Loan B14
10.80% (3 mo. USD Term SOFR + 5.500%)(2)	08/15/28	182,082	139,475
CCI Buyer, Inc. Term Loan
9.33% (3 mo. USD Term SOFR + 4.000%)(2)	12/17/27	158,202	158,515
SBA Senior Finance II LLC 2024 Term Loan B
7.34% (1 mo. USD Term SOFR + 2.000%)(2)	01/25/31	387,584	388,634

Issues	Maturity Date	Principal Amount		Value
Zayo Group Holdings, Inc. USD Term Loan
0.00% (22)	03/09/27		$1,000,000	$896,425

				1,583,049

Total Bank Loans (Cost: $21,413,179)				21,201,228

U.S. TREASURY SECURITY—2.5% (Cost: $8,566,989)
U.S. Treasury Notes
4.38%	07/15/27		8,570,000	8,643,983

Total Fixed Income Securities (Cost: $390,274,419)				357,480,493

CONVERTIBLE SECURITIES—0.1%
CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services — 0.1%
Worldline SA (France)
0.00% (4),(18)	07/30/26	EUR	280,000	284,933

Real Estate — 0.0%
China Aoyuan Group Ltd.
0.00% (8),(18)	09/30/28		4,396	57
Sunac China Holdings Ltd.
1.00% (1),(5),(8)	09/30/32		22,940	1,503

				1,560

Total Convertible Corporate Bonds (Cost: $285,513)				286,493

Total Convertible Securities (Cost: $285,513)				286,493

		Shares
COMMON STOCK—0.2%

Real Estate — 0.0%
Aoyuan New Shares(8),(23)			30,741	511
China Aoyuan Group Ltd.(23)			12,296	205

				716

REIT — 0.1%
AGNC Investment Corp.			25,500	255,255

Telecommunications — 0.1%
Intelsat SA(8),(23)			11,053	413,935

Total Common Stock (Cost: $683,384)				669,906

WARRANTS—0.0%
Cineworld Group PLC(8),(23)			152,713	—
MONEY MARKET INVESTMENTS—8.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(24)			28,900,845	28,900,845

Total Money Market Investments (Cost: $28,900,845)				28,900,845

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—3.2%
U.S. TREASURY SECURITIES—3.2%
U.S. Treasury Bills
5.26% (25)	10/17/24		$4,980,000	4,925,184
5.29% (25)	10/29/24		6,270,000	6,190,500

Total U.S. Treasury Securities (Cost: $11,113,931)				11,115,684

Total Short Term Investments (Cost: $11,113,931)				11,115,684

Total Investments (115.3%) (Cost: $431,258,092)				398,453,421

Liabilities In Excess Of Other Assets (-15.3%)				(52,788,640)
Net Assets (100.0%)				$345,664,781

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (26)
Bank Of New York	EUR	195,000	10/11/24	$211,622	$211,732	$110
Goldman Sachs & Co.	EUR	388,000	10/11/24	422,537	421,291	(1,246)

				$634,159	$633,023	$(1,136)

SELL (27)
Goldman Sachs & Co.	EUR	5,764,000	10/11/24	$6,263,393	$6,258,564	$4,829
Bank Of New York	EUR	99,000	10/11/24	108,333	107,495	838
Goldman Sachs & Co.	GBP	715,000	10/11/24	916,297	919,688	(3,391)

				$7,288,023	$7,285,747	$2,276

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
137	2-Year U.S. Treasury Note Futures	09/30/24	$27,926,087	$28,135,305	$209,218
1,170	5-Year U.S. Treasury Note Futures	09/30/24	124,021,577	126,232,031	2,210,454
			$151,947,664	$154,367,336	$2,419,672

Short Futures
275	10-Year U.S. Treasury Note Futures	09/19/24	$(30,907,791)	$(31,783,984)	$(876,193)
2	30-Year Euro-Buxl Future	09/6/24	(275,813)	(291,645)	(15,832)
4	Euro SCHWATZ Futures	09/6/24	(455,519)	(459,199)	(3,680)
15	Euro-Bobl Future	09/6/24	(1,870,615)	(1,907,628)	(37,013)
12	Euro-Bund Future	09/6/24	(1,690,235)	(1,736,751)	(46,516)
2	Long Gilt Futures	09/26/24	(249,062)	(255,104)	(6,042)
85	U.S. Ultra Long Bond Futures	09/19/24	(10,536,000)	(10,877,344)	(341,344)
			$(45,985,035)	$(47,311,655)	$(1,326,620)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $151,922,128 or 44.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(3)	Perpetual maturity.
(4)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $5,785,304 or 1.7% of net assets.

(5)	Payment in kind.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.50% cash or 8.50% payment-in-kind interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.
(10)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

(11)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
(13)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
(14)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
(15)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
(16)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(17)

This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses

(18)	Security is not accruing interest.
(19)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(20)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(21)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(22)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(23)	Non-income producing security.
(24)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(25)	Rate shown represents yield-to-maturity.
(26)	Fund buys foreign currency, sells U.S. Dollar.
(27)	Fund sells foreign currency, buys U.S. Dollar.

TCW Flexible Income ETF

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	23.6%
Residential Mortgage-Backed Securities — Agency	22.8
Corporate Bonds	21.5
Asset-Backed Securities	15.5
Commercial Mortgage-Backed Securities — Non-Agency	9.5
Money Market Investments	8.4
Bank Loans	6.1
U.S. Treasury Securities	5.7
Foreign Government Bonds	1.1
Commercial Mortgage-Backed Securities — Agency	0.6
Municipal Bonds	0.2
Common Stock	0.2
Convertible Corporate Bonds	0.1
Warrants	0.0 **
Other*	(15.3)

Total	100.0%

* Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.

** Amount rounds to less than 0.1%.

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$77,819,372	$3,737,157	$81,556,529
Residential Mortgage-Backed Securities — Agency	—	78,723,322	—	78,723,322
Corporate Bonds	—	74,309,621	25,657	74,335,278
Asset-Backed Securities	—	53,162,513	401,084	53,563,597
Commercial Mortgage-Backed Securities — Non-Agency	—	32,040,344	682,220	32,722,564
Bank Loans	—	20,989,396	211,832	21,201,228
U.S. Treasury Securities	8,643,983	—	—	8,643,983
Foreign Government Bonds	—	3,927,933	—	3,927,933
Commercial Mortgage-Backed Securities — Agency	—	2,102,122	—	2,102,122
Municipal Bonds	—	703,937	—	703,937
Total Fixed Income Securities	8,643,983	343,778,560	5,057,950	357,480,493

Money Market Investments	28,900,845	—	—	28,900,845
Short Term Investments	11,115,684	—	—	11,115,684
Common Stock	255,460	—	414,446	669,906
Convertible Corporate Bonds	—	284,933	1,560	286,493
Warrants	—	—	—	—
Total Investments	$48,915,972	$344,063,493	$5,473,956	$398,453,421

Asset Derivatives
Futures Contracts
Interest Rate Risk	2,419,672	—	—	2,419,672
Forward Currency Exchange Contracts
Foreign Currency Risk	—	5,777	—	5,777
Total	$51,335,644	$344,069,270	$5,473,956	$400,878,870

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,326,620)	$—	$—	$(1,326,620)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(4,637)	—	(4,637)
Total	$(1,326,620)	$(4,637)	$—	$(1,331,257)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in its financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments is listed after the Schedule of Investments for the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Convertible Corporate Bonds	Corporate Bonds	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of March 31, 2024	$405,095	$-	$711,369	$297,049	$1,491	18,428	3,569,963	$5,003,395
Accrued Discounts (Premiums)	-	1,189	(69,499)	-	251	3,325	(253,336)	(318,070)
Realized Gain (Loss)	-	17	-	-	-	(99,498)	(3,201)	(102,682)
Change in Unrealized Appreciation (Depreciation)	7,002	(22,032)	44,222	116,776	(270)	95,818	424,292	665,808
Purchases	-	-	-		-	4,398	-	4,398
Sales	(11,013)	(672)	(3,872)	-	-	(236)	(1,520)	(17,313)
Transfers in to Level 3	-	233,330	-	621	88	3,422	959	238,420
Transfers out of Level 3	-	-	-	-	-	-	-	-

Balance as of July 31, 2024	$401,084	$211,832	$682,220	$414,446	$1,560	$25,657	$3,737,157	$5,473,956

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2024	$7,002	$(22,032)	$44,222	$116,776	$(270)	$95,818	$424,292	$665,808

*The change in unrealized appreciation (depreciation) on securities still held at July 31, 2024 was $665,808 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2024 are as follows:

Description	Fair Value at July 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
Asset-Backed Securities	$401,084	Broker Quote	Offered Quote	$ 90.633	$ 90.633	Increase
Bank Loans	$211,832	Third-party Vendor	Vendor Prices	$ 79.000	$ 79.000	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$682,070	Broker Quote	Offered Quote	$ 97.830 - 99.810	$ 99.256	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$150	Third-party Vendor	Vendor Prices	$ 0.001	$ 0.001	Increase
Common Stock	$414,446	Third-party Vendor	Vendor Prices	$ 0.017 - $ 37.450	$ 9.916	Increase
Convertible Corporate Bonds	$1,560	Third-party Vendor	Vendor Prices	$ 1.304 - $ 6.550	$ 5.706	Increase
Corporate Bonds	$25,657	Third-party Vendor	Vendor Prices	$ 1.048 - $ 13.194	$ 6.841	Increase
Residential Mortgage-Backed Securities — Non-Agency	$3,737,157	Broker Quote	Offered Quote	$ 0.0001 - $ 11.868	$ 4.832	Increase
Warrants	$0	Broker Quote	Offered Quote	$ 0	$ 0	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Fund may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Fund may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by the Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Fund for the period ended July 31, 2024.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2024.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Fund continues to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2024.

Securities Lending: The Fund may lend its securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Fund earns additional income for lending its securities by investing the cash collateral in short-term investments. The Fund did not lend any securities during the period ended July 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Fund enters into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at July 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Fund may enter into futures contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund utilized futures during the period ended July 31, 2024 to help manage interest rate duration. Futures contracts outstanding at July 31, 2024 are listed on the Schedule of Investments.

Options: The Fund may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Fund may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by the Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Fund may write (sell) and purchase put and call swaptions. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2024, the Fund did not hold written swaptions.

The Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. There were no swap agreements outstanding during the period ended July 31, 2024.

Note 3 – Restricted Securities

The Fund is permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Fund at July 31, 2024.